Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Columbia Disciplined Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Growth Fund
Class Name	Class A
Trading Symbol	RDLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Disciplined Growth Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 115	1.06%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the real estate sector contributed to performance relative to the benchmark.
Allocations
| Sector allocation within the consumer discretionary, consumer staples and health care sectors contributed to relative performance.
Individual holdings
| Top individual contributors to relative performance included Carvana Co., Fortinet, Inc. and Apple, Inc.
Top Performance Detractors
Stock selection

I

Selections in the health care, financials and energy sector were the largest detractors from performance relative to the benchmark.
Allocations
| Sector allocation within the utilities, materials and communication services sectors were the top three detracting sectors from relative performance.
Individual holdings
| Bottom individual detractors to relative performance included Fortrea Holdings, Inc., TopBuild Corp. and Netflix, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	17.73	15.87	14.63
Class A (including sales charges)	10.99	14.50	13.95
Russell 1000 ® Growth Index	23.75	17.27	17.06
Russell 1000 ® Index	16.54	15.49	13.38

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 295,052,060
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 2,202,678
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 295,052,060
Total number of portfolio holdings	68
Management services fees (represents 0.75% of Fund average net assets)	$ 2,202,678
Portfolio turnover for the reporting period	58%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	10.4%
Microsoft Corp.	10.3%
Apple, Inc.	7.7%
Meta Platforms, Inc., Class A	6.4%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	4.8%
Broadcom, Inc.	4.4%
Tesla, Inc.	2.4%
Arista Networks, Inc.	2.3%
Advanced Micro Devices, Inc.	2.2%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	10.4%
Microsoft Corp.	10.3%
Apple, Inc.	7.7%
Meta Platforms, Inc., Class A	6.4%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	4.8%
Broadcom, Inc.	4.4%
Tesla, Inc.	2.4%
Arista Networks, Inc.	2.3%
Advanced Micro Devices, Inc.	2.2%

Columbia Disciplined Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Growth Fund
Class Name	Class C
Trading Symbol	RDLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Disciplined Growth Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 196	1.81%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the real estate sector contributed to performance relative to the benchmark.
Allocations
| Sector allocation within the consumer discretionary, consumer staples and health care sectors contributed to relative performance.
Individual holdings
| Top individual contributors to relative performance included Carvana Co., Fortinet, Inc. and Apple, Inc.
Top Performance Detractors
Stock selection

I

Selections in the health care, financials and energy sector were the largest detractors from performance relative to the benchmark.
Allocations
| Sector allocation within the utilities, materials and communication services sectors were the top three detracting sectors from relative performance.
Individual holdings
| Bottom individual detractors to relative performance included Fortrea Holdings, Inc., TopBuild Corp. and Netflix, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	16.82	15.01	13.77
Class C (including sales charges)	15.82	15.01	13.77
Russell 1000 ® Growth Index	23.75	17.27	17.06
Russell 1000 ® Index	16.54	15.49	13.38

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 295,052,060
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 2,202,678
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 295,052,060
Total number of portfolio holdings	68
Management services fees (represents 0.75% of Fund average net assets)	$ 2,202,678
Portfolio turnover for the reporting period	58%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	10.4%
Microsoft Corp.	10.3%
Apple, Inc.	7.7%
Meta Platforms, Inc., Class A	6.4%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	4.8%
Broadcom, Inc.	4.4%
Tesla, Inc.	2.4%
Arista Networks, Inc.	2.3%
Advanced Micro Devices, Inc.	2.2%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	10.4%
Microsoft Corp.	10.3%
Apple, Inc.	7.7%
Meta Platforms, Inc., Class A	6.4%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	4.8%
Broadcom, Inc.	4.4%
Tesla, Inc.	2.4%
Arista Networks, Inc.	2.3%
Advanced Micro Devices, Inc.	2.2%

Columbia Disciplined Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Growth Fund
Class Name	Institutional Class
Trading Symbol	CLQZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Disciplined Growth Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 88	0.81%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the real estate sector contributed to performance relative to the benchmark.
Allocations
| Sector allocation within the consumer discretionary, consumer staples and health care sectors contributed to relative performance.
Individual holdings
| Top individual contributors to relative performance included Carvana Co., Fortinet, Inc. and Apple, Inc.
Top Performance Detractors
Stock selection

I

Selections in the health care, financials and energy sector were the largest detractors from performance relative to the benchmark.
Allocations
| Sector allocation within the utilities, materials and communication services sectors were the top three detracting sectors from relative performance.
Individual holdings
| Bottom individual detractors to relative performance included Fortrea Holdings, Inc., TopBuild Corp. and Netflix, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	17.98	16.16	14.91
Russell 1000 ® Growth Index	23.75	17.27	17.06
Russell 1000 ® Index	16.54	15.49	13.38

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 295,052,060
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 2,202,678
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 295,052,060
Total number of portfolio holdings	68
Management services fees (represents 0.75% of Fund average net assets)	$ 2,202,678
Portfolio turnover for the reporting period	58%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	10.4%
Microsoft Corp.	10.3%
Apple, Inc.	7.7%
Meta Platforms, Inc., Class A	6.4%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	4.8%
Broadcom, Inc.	4.4%
Tesla, Inc.	2.4%
Arista Networks, Inc.	2.3%
Advanced Micro Devices, Inc.	2.2%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	10.4%
Microsoft Corp.	10.3%
Apple, Inc.	7.7%
Meta Platforms, Inc., Class A	6.4%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	4.8%
Broadcom, Inc.	4.4%
Tesla, Inc.	2.4%
Arista Networks, Inc.	2.3%
Advanced Micro Devices, Inc.	2.2%

Columbia Disciplined Growth Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Growth Fund
Class Name	Institutional 3 Class
Trading Symbol	CGQYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Disciplined Growth Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 80	0.73%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the real estate sector contributed to performance relative to the benchmark.
Allocations
| Sector allocation within the consumer discretionary, consumer staples and health care sectors contributed to relative performance.
Individual holdings
| Top individual contributors to relative performance included Carvana Co., Fortinet, Inc. and Apple, Inc.
Top Performance Detractors
Stock selection

I

Selections in the health care, financials and energy sector were the largest detractors from performance relative to the benchmark.
Allocations
| Sector allocation within the utilities, materials and communication services sectors were the top three detracting sectors from relative performance.
Individual holdings
| Bottom individual detractors to relative performance included Fortrea Holdings, Inc., TopBuild Corp. and Netflix, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	18.12	16.26	15.04
Russell 1000 ® Growth Index	23.75	17.27	17.06
Russell 1000 ® Index	16.54	15.49	13.38

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 295,052,060
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 2,202,678
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 295,052,060
Total number of portfolio holdings	68
Management services fees (represents 0.75% of Fund average net assets)	$ 2,202,678
Portfolio turnover for the reporting period	58%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	10.4%
Microsoft Corp.	10.3%
Apple, Inc.	7.7%
Meta Platforms, Inc., Class A	6.4%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	4.8%
Broadcom, Inc.	4.4%
Tesla, Inc.	2.4%
Arista Networks, Inc.	2.3%
Advanced Micro Devices, Inc.	2.2%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	10.4%
Microsoft Corp.	10.3%
Apple, Inc.	7.7%
Meta Platforms, Inc., Class A	6.4%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	4.8%
Broadcom, Inc.	4.4%
Tesla, Inc.	2.4%
Arista Networks, Inc.	2.3%
Advanced Micro Devices, Inc.	2.2%